                                  SCHEDULE 14A
                                 (RULE 14a-101)

                    INFORMATION REQUIRED IN PROXY STATEMENT

                            SCHEDULE 14A INFORMATION
          PROXY STATEMENT PURSUANT TO SECTION 14(a) OF THE SECURITIES
                     EXCHANGE ACT OF 1934 (AMENDMENT NO.  )

     Filed by the Registrant /X/

     Filed by a Party other than the Registrant / /

     Check the appropriate box:

     /X/ Preliminary Proxy Statement        / / Confidential, for Use of the
                                                Commission Only (as permitted by
                                                Rule 14a-6(e)(2))

     / / Definitive Proxy Statement

     / / Definitive Additional Materials

     / / Soliciting Material Pursuant to Rule 14a-11(c) or Rule 14a-12

                     ALLIED CAPITAL MORTGAGE CORPORATION
- - --------------------------------------------------------------------------------
                (Name of Registrant as Specified in Its Charter)

- - --------------------------------------------------------------------------------
    (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

     /X/ $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2)
         or Item 22(a)(2) of Schedule 14A.

     / / $500 per each party to the controversy pursuant to Exchange Act Rule
         14a-6(i)(3).

     / / Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and
0-11.

     (1) Title of each class of securities to which transaction applies:

- - --------------------------------------------------------------------------------

     (2) Aggregate number of securities to which transaction applies:

- - --------------------------------------------------------------------------------

     (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):

- - --------------------------------------------------------------------------------

     (4) Proposed maximum aggregate value of transaction:

- - --------------------------------------------------------------------------------

     (5) Total fee paid:

- - --------------------------------------------------------------------------------

     / / Fee paid previously with preliminary materials.

- - --------------------------------------------------------------------------------

     / / Check box if any part of the fee is offset as provided by Exchange Act
         Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:

- - --------------------------------------------------------------------------------

     (2) Form, schedule or registration statement no.:

- - --------------------------------------------------------------------------------

     (3) Filing party:

- - --------------------------------------------------------------------------------

     (4) Date filed:

- - --------------------------------------------------------------------------------

                      ALLIED CAPITAL MORTGAGE CORPORATION

                    NOTICE OF ANNUAL MEETING OF STOCKHOLDERS


To the Stockholders:

       The 1996 Annual Meeting of Stockholders of Allied Capital Mortgage Corporation (the "Company") will be held at the offices of Allied Capital Advisers, Inc. 1666 K Street, NW, Ninth Floor, Washington, DC, on April 15, 1996 at 10:00 a.m. for the following purposes:

       1. To elect six directors of the Company to serve until the next annual meeting of stockholders or until their successors are elected and qualified.

       2. To approve the adoption of an investment advisory agreement with Allied Capital Advisers, Inc.

       3.     To approve the Company's Incentive Stock Option Plan (the
              "Plan").

       4. To ratify the selection of Matthews, Carter and Boyce to serve as independent public accountants for the Company for the year ending December 31, 1996.

       5. To transact such other business as may properly come before the meeting.

       The Board of Directors of the Company has fixed the close of business on March 20, 1996 as the record date for the determination of stockholders entitled to notice of, and to vote at, the meeting and any adjournment thereof. The Company's stock transfer books will not be closed.


                                              By order of the Board of Directors


                                              Thomas R. Salley
                                              Secretary

April 13, 1996




         ==============================================================
                         VOTING YOUR PROXY IS IMPORTANT
                         ------------------------------
                THIS IS AN IMPORTANT MEETING.  TO ENSURE PROPER
                REPRESENTATION AT THE MEETING, YOU ARE REQUESTED
                TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD
                IN THE ENCLOSED ENVELOPE PROVIDED FOR THAT
                PURPOSE.  STOCKHOLDERS WHO EXECUTE A PROXY CARD
                MAY ATTEND THE MEETING AND VOTE THEIR SHARES IN
                PERSON.
         ==============================================================

                      ALLIED CAPITAL MORTGAGE CORPORATION
                         1666 K STREET, NW, NINTH FLOOR
                            WASHINGTON, D.C.  20006

                                PROXY STATEMENT


This Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of Allied Capital Mortgage Corporation (the "Company") for use at the Company's 1996 Annual Meeting of Stockholders (the "Meeting") to be held on April 15, 1996 at 10:00 a.m. at the offices of Allied Capital Advisers, Inc. ("Advisers"), 1666 K Street, NW, Ninth Floor, Washington, DC, and at any adjournments thereof. This Proxy Statement, the accompanying proxy card and the Company's Annual Report to Stockholders for the year ended December 31, 1995 are first being sent or given to stockholders on or about April 13, 1996.

If the accompanying proxy card is properly signed and dated and is received in time for the Meeting, those shares held of record by you (e.g., those shares registered directly in your name) will be voted as specified on that proxy card. If no instructions are given on that proxy card, the shares covered thereby will be voted FOR the election of the nominees as Directors and FOR the other matters listed in the accompanying Notice of Annual Meeting of Stockholders. Stockholders of record may revoke a proxy at any time before it is exercised by so notifying the Secretary of the Company in writing at the above address, by submitting a properly executed, later-dated proxy or by voting in person at the Meeting. Any stockholder of record attending the Meeting may vote in person whether or not he or she has previously executed and returned a proxy card. If your shares are held for your account by a broker, bank or other institution or nominee ("Broker Shares"), you may vote such shares at the Meeting only if you obtain proper written authority from your institution or nominee that you present at the Meeting.

VOTING

On March 20, 1996, there were 70 shares of the Company's common stock outstanding. The stockholders entitled to vote at the Meeting are those of record on that date. Each share of the Company's common stock is entitled to one vote. The Company has been informed that all shares will be voted FOR the election of nominees as directors and FOR the other matters listed on the accompanying Notice of Annual Meeting of Stockholders.

A majority of the shares entitled to vote at the Meeting constitutes a quorum. If a share is represented in person or by proxy for any purpose at the Meeting, it is deemed to be present for quorum purposes. Abstentions and Broker Shares that are voted on any matter at the Meeting are included in determining the presence of a quorum for the transaction of business at the commencement of the Meeting and on those matters for which the broker, nominee or fiduciary has authority to vote. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present but sufficient votes to approve any of the proposals are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.
Any such adjournment will require the affirmative vote of a majority of the shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies for such adjournment unless marked to be voted against any proposal for which an adjournment is sought to permit further solicitation of proxies. A stockholder vote may be taken on one or more of the proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

The six nominees for election as directors who receive a plurality of the affirmative votes cast at the Meeting in person or by proxy in the election of directors will be so elected. Stockholders may not cumulate their votes. Votes that are withheld, abstentions and Broker Shares that are not voted in the election of Directors will not be included in determining the number of votes cast, and will have no effect on the election of directors.

Approval of the new Investment Advisory Agreement between the Company and Advisers requires the affirmative vote of the holders of at least 67% of the shares represented at the Meeting, if more than 50% of the Company's outstanding shares are represented at the Meeting in person or by proxy, or the affirmative vote of the holders of at least a majority of the shares entitled to vote at the Meeting, whichever is less. The approval of the Plan requires the affirmative vote of the holders of a majority of the Company's outstanding shares present or represented at the meeting or any adjournment thereof, if the holders of a majority of the shares entitled to vote at the Meeting are present or represented by proxy.

 In the absence of definitive authority under Maryland corporate law, votes that are withheld, abstentions and Broker Shares which the broker, nominee or fiduciary has no authority to vote on such matter will not be included in determining the number of votes cast regarding such matter but may be included in the shares represented at the Meeting if such shares were voted on other matters, which may make it more difficult to obtain the requisite level of stockholder approval of certain proposals, including approval of the new Investment Advisory Agreement with Advisers and approval of the Plan.



INFORMATION REGARDING THIS SOLICITATION

The expense of the Company's solicitation of proxies for the Meeting, including the cost of preparing, printing and mailing this Proxy Statement and the accompanying notice of the Meeting and proxy card will be borne by the Company. The Company will request that brokers, nominees, fiduciaries and other persons holding shares in their names for others forward this Proxy Statement and certain accompanying material to their principals and request authority for the execution of a proxy. The Company will reimburse such persons for their expenses in so doing.

In addition to the solicitation of proxies by the use of the mails, proxies may be solicited in person and by telephone, facsimile transmission or telegram by directors or officers of the Company or by employees of Advisers without special compensation therefor, or by a proxy solicitor. Advisers has its offices at 1666 K Street, NW, Ninth Floor, Washington, DC 20006.

BENEFICIAL OWNERSHIP OF COMMON STOCK

As of March 20, 1996, there were 70 shares of common stock outstanding. The following table sets forth certain information regarding the shares of the Company's common stock beneficially owned by the two persons, known to the Company, who beneficially own more than 5% of the Company's common stock:

 Name and Address                                Number of Shares                    Percentage
 of Beneficial Owner                            Beneficially Owned                    Of Class
 -------------------                            ------------------                    --------
 David Gladstone (1)                                    35                              50%
 George C. Williams (1)                                 35                              50%

(1)   c/o Allied Capital Advisers, Inc., 1666 K Street, NW, Washington, DC
      20006

The following table sets forth certain information regarding shares of the Company's common stock owned by: (i) each of the Company's directors and named executive officers; and (ii) all directors and executive officers as a group. Because the Company does not pay any compensation to its officers (other than directors fees to those officers who are also directors), the Company considers its "named executive officers" to be its Chief Executive Officer and the four highest paid executive officers of Advisers who are also officers of the Company.

                                                 Number of Shares                    Percentage
 Name of Beneficial Owner                       Beneficially Owned                    Of Class
 ------------------------                       ------------------                    --------
 David Gladstone (1)                                    35                               50%

 George C. Williams (1)                                 35                               50%

 Roger Machanic (2)                                     --                               --

 Elizabeth Conahan (2)                                  --                               --

 Landon Butler (2)                                      --                               --

 Joseph Morningstar (2)                                 --                               --

 John M. Scheurer (3)                                   --                               --

 Joan M. Sweeney (3)                                    --                               --

 Jon A. DeLuca (3)                                      --                               --

 Thomas R. Salley (3)                                   --                               --

 All Directors and executive officers                    70                             100%
 as a group (10 in number)

(1)      Director and executive officer
(2)      Director
(3)      Executive officer


                             ELECTION OF DIRECTORS

At the Meeting, stockholders will elect six directors, constituting the entire membership of the Board of Directors of the Company, to serve until the next Annual Meeting of Stockholders or until their successors have been elected and qualified. All such nominees have consented to be named as such in this Proxy Statement and to serve as Directors if elected.

A stockholder using the enclosed form of proxy can vote for or withhold his or her vote from any or all of the nominees. If the proxy card is properly executed but unmarked, it is the intention of the persons named as proxies to vote such proxy FOR the election of all the nominees named below. In the event that any of the nominees should decline or be unable to serve as a director, it is intended that the enclosed proxy will be voted for the election of such person or persons as are nominated as replacements. The nominees, their ages and principal occupations are as follows:

DAVID GLADSTONE  (1,2)
  Age 53. President and Chief Executive Officer of the Company, Allied Capital Corporation, Allied Capital Corporation II, Allied Capital Lending Corporation, Allied Capital Commercial Corporation and Advisers; Director, President and Chief Executive Officer of Business Mortgage Investors, Inc.; Director of The Riggs National Corporation; Trustee of The George Washington University. He has held positions as an executive officer of the Company since its inception and with Advisers, Allied Capital Corporation, Allied Capital Corporation II, Allied Capital Lending Corporation, Allied Capital Commercial Corporation, and Business Mortgage Investors, Inc. since the later of 1976 or inception of the relevant entity. He has served as a director since 1995.

GEORGE C. WILLIAMS (1,2,5)
  Age 69. Chairman of the Board of the Company, Vice Chairman of the Board of Allied Capital Corporation, Allied Capital Corporation II, Allied Capital Lending Corporation, Allied Capital Commercial Corporation and Advisers; Chairman of Business Mortgage Investors, Inc. He has held positions as an executive officer of the Company since its inception and with Advisers, Allied Capital Corporation, Allied Capital Corporation II, Allied Capital Lending Corporation, Allied Capital Commercial Corporation and Business Mortgage Investors, Inc. since the later of 1964 or inception of the relevant entity. He has served as a director since 1995.

ROGER MACHANIC
  Age 62. President, Montgomery Real Estate Corporation since 1991; Chairman, MREC (1986-1991); Trustee Emeritus, George Mason University Foundation, Inc. since 1995; Trustee and Treasurer, George Mason University Foundation, Inc. since 1995; Trustee and Treasurer, George Mason University (1991-1994); Advisory Board member, Virginia Commerce Bank since 1991. He has served as a director since 1995.

ELIZABETH CONAHAN
  Age 44. Senior Vice President, Walker & Dunlap since 1994; Senior Vice President, NationsBank (1991-1994); Principal and Division Manager, AMRESCO Institutional, Inc. (1991-1994); Senior Vice President, UST Corp. (1988-1991); Member, Urban Land Institute; Member, Urban Development and Mixed-Use Council; Vice Chairman, Inner-City Committee. She has served as a director since 1995.

LANDON V. BUTLER
  Age 54. President, Landon Butler Company since 1981; Member, Policy Board of Multi-Employer Property Trust; Vice Chairman, Poland Partners Management Company. He has served as a director since 1995.

JOSEPH MORNINGSTAR
  Age 42.  Managing Director and Partner, Rockwood Realty Associates, Inc.
  since 1991; Vice President, afa Asset Services, Inc. (1982-1991).    He has
  served as a director since 1995.

- - -------------------------------
(1)  Member of the Executive Committee of the Board of Directors.
(2) Messrs. Williams and Gladstone, as officers of the Company and of the Company's investment adviser, are "interested persons" as defined in the Investment Company Act of 1940.
(3)  Member of the Audit Committee of the Board of Directors.
(4)  Member of the Compensation Committee of the Board of Directors.
(5) George C. Williams is the father of G. Cabell Williams III, an officer of the Company.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE TO ELECT THE FOREGOING NOMINEES TO SERVE AS DIRECTORS OF THE COMPANY.

MEETINGS OF THE BOARD OF DIRECTORS AND COMMITTEES

The Board of Directors has established an Executive Committee, an Audit Committee and a Compensation Committee. The Board has not established a nominating committee. During 1995, no meetings of the Board of Directors or of any committees were held.

The Executive Committee is intended, during intervals between meetings of the Board of Directors, to exercise all powers of the Board in the management and direction of the business and affairs of the Company, except where action by the Board is required by statute, an order of the Securities and Exchange Commission (the "Commission") or the Company's Articles of Incorporation or By-Laws.

The Audit Committee will recommend the selection of independent public accountants for the Company, review with such independent public accountants the planning, scope and results of their audit of the Company's financial statements and the fees for services performed, review with the independent public accountants the adequacy of internal control systems, review the annual financial statements of the Company and receive audit reports and financial statements of the Company.

The Compensation Committee will determine and issues stock option grants for officers of the Company under the Company's Stock Option Plan, which is expected to be the only form of compensation paid by the Company to its officers for serving as such.

COMPENSATION OF EXECUTIVE OFFICERS AND DIRECTORS

COMPENSATION OF EXECUTIVE OFFICERS

Under Commission rules applicable to business development companies, the Company is required to set forth certain information regarding its three most highly compensated executive officers who receive compensation from the Company in excess of $60,000. However, the Company has no employees and does not pay any cash compensation to any of its officers (other than directors' fees to those of its officers who are also directors). All of the Company's officers and staff are employed by Advisers, which pays all of their cash compensation. No cash or other form of remuneration was paid to any officer during 1995.

COMPENSATION OF DIRECTORS

During 1995, no director fees were paid. During 1996, each Director will receive a fee of $1,000 for each meeting of the Board of Directors or each separate committee meeting attended and $500 for each committee meeting held on the same day as a Board meeting. The following table sets forth certain details of compensation expected to be paid to directors during 1996, for serving as a director of the three other investment companies with which the Company may be deemed to be related.

                                                                                     Estimated
                                  Estimated                Pension or             Total Compensation
                                  Aggregate                Retirement Benefits    from Company
                                  Compensation             Accrued as Part of     and Related Companies
Name and Position                 from Company (1)         Company Expenses       Paid to Directors (2)
- - -----------------                 ----------------         ----------------       ---------------------
David Gladstone, Director,              $4,000 *                  $0                   $37,000 *
President, and Chief
Executive Officer

George C. Williams, Chairman            $4,000 *                  $0                   $36,000 *
of the Board

Roger Machanic, Director                $4,000 *                  $0                          $0

Elizabeth Conahan, Director             $4,000 *                  $0                          $0

Landon V. Butler, Director              $4,000 *                  $0                          $0

Joseph Morningstar, Director            $4,000 *                  $0                          $0


- - ------------------
*   Estimated for 1996
(1) Consists only of directors' fees
(2) Includes amounts expected to be paid as compensation to directors by Allied Capital Corporation, Allied Capital Corporation II and Allied Capital Lending Corporation.

COMPLIANCE WITH REPORTING REQUIREMENTS OF SECTION 16(a) OF THE SECURITIES EXCHANGE ACT OF 1934

Pursuant to Section 16(a) of the Securities Exchange Act of 1934, the Company's directors, executive officers, directors of the Company's investment adviser, and any persons holding ten percent or more of its common stock are required to report their beneficial ownership and any changes therein to the Commission and the Company. Specific due dates for those reports have been established, and the Company is required to report herein any failure to file such reports by those due dates. Based on the Company's review of Forms 3, 4 and 5 filed by such persons, the Company has identified that, pursuant to Section 16(a) of the Securities Exchange Act of 1934, in its most recent fiscal year, all of the Company's directors and executive officers, as well as certain directors o the Company's investment adviser were delinquent in filing their respective Form 3s, although only two individuals (David Gladstone and George C. Williams) own shares of the Company.


                   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On March 28, 1996, the disinterested directors of the Company approved an Investment Advisory Agreement (the "Agreement") between the Company and Advisers, subject to approval by the Company's stockholders and the first closing of an investment by the Company. The Agreement, if approved by the stockholders, will remain in effect from year to year as long as its continuance is approved at least annually by the Board of Directors, including a majority of the disinterested directors, or by the vote of the holders of a majority, as defined in the Investment Company Act of 1940, of the outstanding shares of the Company. The Agreement may, however, be terminated at any time on 60 days' notice, without the payment of any penalty, by the Board of Directors or by vote of the holders of a majority, as so defined, of the Company's outstanding shares, and will terminate automatically in the event of its assignment.

  Advisers is a publicly owned (Nasdaq symbol "ALLA") registered investment adviser located at 1666 K Street, NW, 9th Floor, Washington, D.C. 20006, telephone (202) 331-1112. Advisers is a party to investment advisory agreements with Allied Capital Corporation ("Allied I") and Allied Capital Corporation II ("Allied II"), each a business development company ("BDC") which, directly or through Small Business Investment Company ("SBIC") subsidiaries, specializes in loans with equity features to, and equity investments in, small business concerns. Advisers is also the investment adviser to two privately funded limited partnerships that engage in the same business. All of these entities co-invest with one another. Advisers is party to an investment advisory agreement with Allied Capital Lending Corporation ("Allied Lending"), also a BDC, that specializes in providing secured loans to small businesses that may be partially guaranteed by the United States Small Business Administration. In addition, Advisers is the investment manager of Allied Capital Commercial Corporation ("Allied Commercial"), a publicly owned held real estate investment trust, and co-manager of Business Mortgage Investors, Inc. ("BMI"), a privately held real estate investment trust. Allied Commercial and BMI participate with one another in buying, from the FDIC, banks and other institutions, performing small business loans secured by real estate. At December 31, 1995, total assets under Advisers' management were approximately $670 million.

SUMMARY OF THE INVESTMENT ADVISORY AGREEMENT

If the Agreement is approved, Advisers will manage the investments of the Company, subject to the supervision and control of the Company's Board of Directors. Specifically, Advisers will identify, evaluate, structure, close and monitor the investments made by the Company. Each loan or other investment must be approved by a credit committee composed of the most senior investment officers of Advisers, as well as by the Company's Board of Directors. The Company will not make any investments that have not been recommended by Advisers. Advisers is registered with the Commission under the Investment Advisers Act of 1940.

Under the Agreement, the Company will be required to pay all of its operating expenses, except those specifically required to be borne by Advisers by the Agreement. The latter include the compensation of the Company's officers and the cost of office space, equipment and other personnel required for the Company's day-to-day operations. The Company will reimburse Advisers promptly, against Advisers' voucher, for any expenses incurred by Advisers for the Company's account. Without limitation, such expenses will include all expenses of any offering and sale by the Company of its shares and all expenses of the Company's operations; the fees and disbursements of the Company's counsel, accountants, custodian, transfer agent and registrar; fees and expenses incurred in producing and effecting filings with federal and state securities administrators; costs of the Company's periodic reports to and other communications with the Company's shareholders; costs of promoting the Company's stock; fees and expenses of members of the Company's Board of Directors who are not directors, officers or employees of Advisers or of any entity affiliated with Advisers, and fees of directors who are such officers, directors or employees; premiums for the fidelity bond maintained by the Company; and all transaction costs incident to the acquisition and disposition of securities by the Company, including, without limitation, legal and accounting fees and other professional or technical fees and expenses (e.g., credit report, title search and delivery charges, costs of specialized consultants such as accountants or industry-specific technical experts, and deal-specific travel expenses) incurred in monitoring, negotiating and working-out such investments, as well as responding to any litigation arising therefrom. If the Company for its corporate purposes uses the services of attorneys or paraprofessionals on the staff of Advisers in lieu of outside counsel, the Company will reimburse Advisers for such services at hourly rates calculated to cover the cost of such services, as well as for incidental disbursements. The Company will reimburse Advisers promptly, against Advisers' voucher, for (a) any origination fee with respect to any loan or investment made by the Company that was identified or referred to the Company by any third party with which the Company then has a written agreement or arrangement that specifies the amount or rate of such fee or (b) any origination fee with respect to any loan or investment made by the Company that was identified or referred to the Company by any third party with which the Company or Advisers then does not have a written agreement or arrangement. All such origination fees reimbursed to Advisers will be reviewed as of the end of each calendar quarter by the Company's Board of Directors.

The Company will, during the term of the Agreement, pay to Advisers an investment advisory fee equal to (a) 3.5% per year of the average of the quarter-end values of the Company's consolidated total assets (less the Company's Interim Investments, as defined below, and cash) for such year (the "Base Fee"), and (b) 0.125% per quarter of the quarter-end values of the Company's consolidated Interim Investments and cash. For this purpose "Interim Investments" are defined as short-term securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof, or in repurchase agreements fully collateralized by such securities.

Upon the completion of an annual audit at the end of each calendar year, the Base Fee may be increased or decreased depending on the amount, if any, by which the investment performance of the Company for such year is greater or less than 13% for such year. At the end of each of the Company's fiscal years, the net asset value per share will be calculated by the Company's auditors.
The investment return of the Company in a particular year will be the sum of:
(a) the change in its net asset value per share during such year; (b) the value of its cash distributions per share during such year; and (c) the value of capital gains taxes per share paid or payable, if any, on undistributed realized long-term capital gains during such year. The investment performance of the Company for such year will be its investment return expressed as a percentage of its net asset value per share at the beginning of such year.
(For this purpose, the value of cash distributions per share and capital gains taxes per share paid or payable on undistributed realized long-term capital gains will be treated as reinvested in shares of the investment company at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and the date on which provision is made for such taxes, respectively, after giving effect to such distributions and taxes.) To the extent the investment performance of the Company exceeds 13% for that year, one-fifth of one percentage point will be added to the Base Fee for every one percentage point of the difference between the investment performance of the Company and 13%. The maximum amount added to the Base Fee will be one percentage point, with the adjusted Base Fee not to exceed 4.5%.
To the extent the investment performance of the Company is less than 13% for that year, one-fifth of one percentage point will be subtracted from the Base Fee for every one percentage point of the difference between the investment performance of the Company and 13%. The maximum amount subtracted from the Base Fee will be one percentage point, with the adjusted Base Fee not to be lower than 2.5% (the "Minimum Base Fee"). For purposes of calculating the adjustment to the Base Fee, performance percentages will be rounded off to the nearest whole percentage.

The Company will, during the term of the Agreement, pay to Advisers, quarterly, the Minimum Base Fee equal to 0.625% per quarter (2.5% on an annualized basis) of the quarter-end value of the Company's consolidated total assets (less the Company's Interim Investments and cash). The Company will also pay 0.125% per quarter (0.5% on an annualized basis) of the quarter-end value of the Company's consolidated Interim Investments and cash.

For the purpose of calculating the investment advisory fee, the values of the Company's assets will be determined as of the end of each calendar quarter by the Board of Directors. The Company will pay the Minimum Base Fee and the fee on Interim Investments and cash with respect to a calendar quarter as soon as practicable after the values of the Company's assets have been determined for such quarter. The Company will pay the difference between the Minimum Base Fee and the Base Fee as soon as practicable after the values of the Company's assets have been determined for the year-end. If the termination of Advisers' services hereunder does not coincide with the last day of a calendar quarter or the year-end, then the Minimum Base Fee determined in accordance with this paragraph shall be multiplied by the ratio of the number of days in such quarter during which Advisers rendered services to the total number of days in such quarter, with corresponding treatment for calculating any adjustments to the Base Fee.

The fees provided for in the Agreement are substantially higher than that paid by most investment companies because of the efforts and resources devoted by Advisers to identifying, structuring, closing and monitoring the types of private non-performing investments in which the Company will specialize. Other entities managed by Advisers, however, pay fees on comparable bases, and the Company understands that the fees are not in excess of that frequently paid by private investment funds engaged in similar types of investments, in addition to the substantial participation in profits that such private funds also typically allocate to management. Neither Advisers nor its directors and officers will personally participate in any investments of the Company or receive any profit-sharing interest therein except to the extent of their ownership of shares of the Company and options thereon, if any.

INFORMATION CONCERNING ALLIED CAPITAL ADVISERS, INC.

The shares of Advisers are traded on the Nasdaq National Market. At March 20, 1996, Advisers had 8,990,349 shares outstanding and the following persons are known to own 10% or more of the outstanding shares of Advisers assuming that stock options exercisable within 60 days of such date were fully exercised:

  Name and Address of                                    Number of Shares
  Beneficial Owner                                       Owned Beneficially               Percent of Class
  ----------------                                       ------------------               ----------------
  Allied Employee Stock Ownership Plan (1)                   1,244,914                          22%
  1666 K Street, NW, 9th Floor
  Washington, DC  20006


- - --------------------
(1) The Allied Employee Stock Ownership Plan ("ESOP") is a qualified retirement plan maintained for the benefit of all of the Advisers' employees, only one of whom owns beneficially more than 5% of Advisers' outstanding shares. David Gladstone and George C. Williams are co-trustees of the ESOP and may be deemed to share voting power with respect to the ESOP shares that have not been allocated to any stock account; however, as of December 31, 1995, all shares held by the ESOP had been allocated to participant accounts.

David Gladstone and George C. Williams are nominees for election as directors and are directors and officers of Advisers. Mr. Gladstone is the Chairman and Chief Executive Officer of Advisers, Allied I, Allied II, Allied Commercial and Allied Lending; he is the President and Chief Executive Officer of Business Mortgage Investors, Inc. Mr. Williams is the Vice Chairman of Advisers, Allied I, Allied II, Allied Lending and Allied Commercial; he is the Chairman of Business Mortgage Investors, Inc. The business address of Messrs. Gladstone and Williams is 1666 K Street, NW, Ninth Floor, Washington, D.C. 20006. In addition to Messrs. Gladstone and Williams, the directors of Advisers, and their business addresses, are Brooks H. Browne (1901 N. Moore Street, Suite 1004, Arlington, Virginia 22209), Robert E. Long (99 Canal Center Plaza, Suite 220, Alexandria, Virginia 22314) and William L. Walton (401 North Michigan, Suite 330, Chicago, Illinois 60611). Messrs. Gladstone and Williams are stockholders of Advisers, as set forth on the table below. Each officer of the Company is an officer of Advisers as of March 20, 1996, as set forth in the table below, which also shows each officer's beneficial ownership of shares of Allied I, Allied II, Allied Commercial, Allied Lending and Advisers as of March 20, 1996, assuming that shares underlying stock options held by each person, that are exercisable within 60 days of such date are outstanding. As of March 20, 1996, David Gladstone, George C. Williams and John M. Scheurer are the only officers of the Company that own beneficially shares of Business Mortgage Investors, Inc., and the shares owned beneficially by each constitute less than 0.01% of the shares of that company then outstanding.

=================================================================================================================================
                                                                                       Allied         Allied
          Officer                                       Allied I      Allied II      Commercial       Lending       Advisers
          of the                                       Beneficial    Beneficial      Beneficial     Beneficial     Beneficial
          Company            Title with Advisers       Ownership      Ownership      Ownership       Ownership    Ownership(1)
=================================================================================================================================
  Kelly A. Anderson        Corp. Controller and              *              *             *             -0-             *
                           Asst. Sec.
- - ---------------------------------------------------------------------------------------------------------------------------------
  Arthur S. Cooper         Senior Vice President             *              *             *             -0-             *
- - ---------------------------------------------------------------------------------------------------------------------------------
  Jon A. DeLuca            Vice Pres., CFO and               *              *             *              *             -0-
                           Treasurer
- - ---------------------------------------------------------------------------------------------------------------------------------
  William F. Dunbar        Executive Vice                    *            1.2%            *              *            2.6%
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Richard Fearon, Jr.      Assistant Vice                    *              *            -0-            -0-             *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Susan Gallagher          Vice President                    *              *            -0-            -0-             *
- - ---------------------------------------------------------------------------------------------------------------------------------
  David Gladstone          Chairman of the Board          1.4%              *             *              *            9.7%
- - ---------------------------------------------------------------------------------------------------------------------------------
  Katherine C. Marien      Executive Vice                    *              *             *              *              *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Philip A. McNeill        Vice President                    *              *            -0-            -0-            -0-
- - ---------------------------------------------------------------------------------------------------------------------------------
  Robert M. Monk           Assistant Vice                    *              *            -0-            -0-            -0-
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Carr T. Preston          Vice President                    *              *            -0-            -0-            -0-
- - ---------------------------------------------------------------------------------------------------------------------------------
  Donnel K. Pullum         Assistant Vice                    *              *            -0-            -0-             *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Thomas R. Salley         General Counsel and               *              *             *              *            1.1%
                           Sec.
- - ---------------------------------------------------------------------------------------------------------------------------------
  John M. Scheurer         Executive Vice                    *              *             *              *              *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Erik A. Scott            Vice President                    *              *            -0-            -0-            -0-
- - ---------------------------------------------------------------------------------------------------------------------------------
  Suzanne V. Sparrow       Assistant Vice                    *              *             *              *              *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  George Stelljes III      Executive Vice                    *              *             *              *            1.0%
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Joan M. Sweeney          Executive Vice                    *              *             *              *              *
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Gay S. Truscott          Assistant Vice                    *              *            -0-            -0-            -0-
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  Thomas Westbrook         Senior Vice President             *              *             *             -0-             *
- - ---------------------------------------------------------------------------------------------------------------------------------
  G. Cabell Williams III   Executive Vice                    *              *             *              *            3.7%
                           President
- - ---------------------------------------------------------------------------------------------------------------------------------
  George C. Williams       Vice Chairman                     *              *             *              *            3.4%
=================================================================================================================================

*    Indicates less than 1%.
(1) Includes shares allocated to the ESOP stock accounts of the officers of Advisers through December 31, 1993.

      In determining to recommend that the Company's stockholders approve the Agreement, the Board of Directors considered the quality, nature and scope of
services that Advisers has provided to the other Allied Funds.   In this
regard, the Board placed particular emphasis on Advisers' experience in providing the unique services related to identifying, evaluating, structuring, closing and monitoring investments in small businesses. On the basis of its review of the information and factors discussed above, the Board of Directors, including a majority of the disinterested Directors, has concluded that it is in the best interests of the Company and its stockholders to approve the Agreement, thereby enabling the Company to receive investment advisory services from Advisers.

      A copy of investment advisory agreement is attached as Appendix A.

Approval of the new Investment Advisory Agreement between the Company and Advisers requires the affirmative vote of the holders of at least 67% of the shares represented at the Meeting, if more than 50% of the Company's outstanding shares are represented at the Meeting in person or by proxy, or the affirmative vote of the holders of at least a majority of the shares entitled to vote at the Meeting, whichever is less.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE TO APPROVE THE NEW INVESTMENT ADVISORY AGREEMENT WITH ALLIED CAPITAL ADVISERS, INC.


                 APPROVAL OF THE INCENTIVE STOCK OPTION PLAN


On March 28, 1996, the Company's Board of Directors, including its independent directors, approved an Incentive Stock Option Plan (the "Plan"), subject to shareholder approval, under which an aggregate of 400,000 shares of the Company's common stock, par value $.0001 per share, were reserved for grant to officers of the Company. As of March 1, 1996, 70 shares of the Company's common stock were issued and outstanding. There currently is no market for the Company's common stock.

The purpose of the Plan is to advance the interests of the Company by providing officers who have substantial responsibility for the direction and management of the Company with additional incentives to exert their best efforts on behalf of the Company, to increase their proprietary interest in the success of the Company, to reward outstanding performance and to provide a means to attract and retain persons of outstanding ability to the service of the Company. The Company believes that it cannot attract or retain qualified officers without this type of compensation.

The Plan will be administered by the Compensation Committee (the
"Committee") consisting of two or more "disinterested" members of the Company's Board of Directors in accordance with the provisions of Rule 16b-3 promulgated under the Securities Exchange Act of 1934, as amended, which determines and designates from time to time those key officers of the Company who are eligible to participate in the Plan. As of March 1, 1996, a total of six officers were eligible to participate in the Plan.

The Committee may award incentive stock options (within the meaning of section 422 of the Internal Revenue Code of 1986, as amended (the "Code")) or nonqualified stock options to participants under the Plan. The Committee will determine the number of shares to be offered from time to time to each optionee who is an officer of the Company. In making these determinations, the Committee will take into account the past service of the optionee to the Company, that officer's present and potential contributions to the success of the Company and such other factors as the Committee deems relevant in connection with accomplishing the purposes of the Plan. The options will contain such terms and conditions as the Committee deems advisable, including but not limited to being exercisable only in such installments as the Committee
may determine.   Options granted to different optionees or at different times need not contain similar provisions.

The price at which a share may be purchased upon the exercise of an option will generally be equal to the then-current fair market value of the shares at the time an option is granted if the shares are traded or listed for trading on an exchange or, if the shares are not so traded or listed, as such value may be determined in good faith by the Company's Board of Directors, including a majority of the non-interested directors. However, with respect to options granted to any holder of 10% or more of the Company's shares, the price may not be less than 110% of the then-current fair market value of the shares on the day of grant if the shares are traded or listed for trading on an exchange, or, if such shares are not so listed or traded, as otherwise determined by the Board of Directors in the manner described above. The day on which the Committee approves the granting of an option is considered the date on which such option is granted.

The Committee will determine, within limits, the period or periods of time within which the option may be exercised, in whole or in part, by the optionee. Accordingly, the option period of each option shall end, and the option shall cease to be exercisable, on the earliest of (i) the date specified in the option grant, (ii) ten years (or, in the case of stock options awarded to a holder of 10% or more of the Company's shares, five years) from the date the option is granted, (iii) the last day of the sixty-day period beginning on the date on which the optionee ceases to be an officer or director of the Company for any cause other than death or total and permanent disability, or (iv) the first anniversary of the date on which the optionee ceases to be an officer or director of the Company as a result of the optionee's death or total and permanent disability. The time period during which an option may be exercised may be extended only upon the approval of the Committee, but in no event shall the option period for a particular option be longer than ten years (or, with respect to a holder of 10% or more of the Company's shares, no longer than five years).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following is a summary of certain federal income tax consequences of transactions under the Plan based on current federal income tax laws. This summary is not intended to be exhaustive and does not describe state, local or other tax consequences.

NONQUALIFIED STOCK OPTIONS. The grant of a nonqualified stock option under the Plan will not result in the recognition of taxable income to the participant or in a deduction to the Company. In general, upon exercise, a participant will recognize ordinary income in an amount equal to the excess of the fair market value of the shares of common stock purchased over the exercise price. The Company is required to withhold tax on the amount of income so recognized, and is entitled to a tax deduction equal to the amount of such income. Gain or loss upon a subsequent sale of any shares of common stock received upon the exercise of a nonqualified stock option is taxed as capital gain or loss (long-term or short-term, depending upon the holding period of the stock sold).

INCENTIVE STOCK OPTIONS. In general, no income will be recognized by an optionee and no deduction will be allowed to the Company with respect to the grant or exercise of an incentive stock option granted under the Plan, provided that the option is exercised within three months after the termination of the participant's employment (one year in the case of the participant's disability) other than by reason of death. The difference between the exercise price and the fair market value of the shares of common stock on the date the option is exercised is, however, an adjustment item for the participant for purposes of the alternative minimum tax. When the stock received upon exercise of the option is sold, provided that the stock is held for more than two years from the date of grant of the option and more than one year from the date of exercise, the participant will recognize long-term capital gain or loss equal to the difference between the amount realized and the exercise long-term capital gain or loss equal to the difference between the amount realized and the exercise price of the option related to such stock. If the above mentioned holding period requirements of the Code are not satisfied, the subsequent sale of stock received upon exercise of an incentive stock option is treated as a "disqualifying disposition." In general, the participant will recognize taxable income at the time of such disqualifying disposition as follows: (i) ordinary income in an amount equal to the excess of (A) the lesser of the fair market value of the shares of common stock on the date the incentive stock option is exercised or the amount realized on such disqualifying disposition over (B) the exercise price and (ii) capital gain to the extent of any excess of the amount realized on such disqualifying disposition over the fair market value of the shares of common stock on the date the incentive stock option is exercised (or capital loss to the extent of any excess of the exercise price over the amount realized on disposition). Any capital gain or loss recognized by the participant will be long-term or short-term depending upon the holding period for the stock sold. The Company may claim a deduction at the time of the disqualifying disposition equal to the amount of ordinary income the participant recognizes.

If a stock option is not exercised within three months after the termination of the participant's employment (one year in the case of the disability of the participant) other than by reason of death, it will be treated for federal income tax purposes as a nonqualified stock option, as described above.

A copy of the Plan is attached as Appendix B.

The approval of the Plan requires the affirmative vote of the holders of a majority of the Company's outstanding shares present or represented at the meeting or any adjournment thereof, if the holders of a majority of the shares entitled to vote at the meeting are present or represented by proxy.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSED AMENDMENT TO THE STOCK OPTION PLAN.


          RATIFICATION OF SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS

The disinterested members of the Board of Directors have selected Matthews, Carter and Boyce as independent public accountants for the Company for the year ending December 31, 1996. This selection is subject to ratification or rejection by the stockholders of the Company.

Matthews, Carter and Boyce has served as the Company's independent public accountants since its inception and have no financial interest in the Company. It is not expected that a representative of Matthews, Carter and Boyce will be present, or available to answer questions, at the Meeting, but a representative would have an opportunity to make a statement if he or she chose to attend.

No expenses were recorded during the fiscal year ended December 31, 1995 for any professional services provided to the Company by Matthews, Carter and Boyce.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE TO RATIFY THE SELECTION OF MATTHEWS, CARTER AND BOYCE AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY.


                                 OTHER BUSINESS

The Board of Directors knows of no other business to be presented for action at the Meeting. If any matters do come before the Meeting on which action can properly be taken, it is intended that the proxies shall vote in accordance with the judgment of the person or persons exercising the authority conferred by the proxy at the Meeting.


                      1997 ANNUAL MEETING OF STOCKHOLDERS

The Company expects that the 1997 Annual Meeting of Stockholders will be held in May 1997, but the exact date, time, and location of such meeting have yet to be determined. A stockholder who intends to present a proposal at that annual meeting must submit the proposal in writing to the Company at its address in Washington, DC no later than December 1, 1996 in order for the proposal to be considered for inclusion in the Company's proxy statement for that meeting. The submission of a proposal does not guarantee its inclusion in the Company's proxy statement or presentation at the meeting unless certain securities law requirements are met.

                                                                 APPENDIX A


                      ALLIED CAPITAL MORTGAGE CORPORATION
                         INVESTMENT ADVISORY AGREEMENT

          THIS AGREEMENT is made by and between Allied Capital Mortgage Corporation, a Maryland corporation (the "Company"), and Allied Capital Advisers, Inc., a Maryland corporation (the "Adviser").

1.        PURPOSE OF THE COMPANY.

          The Company is organized under the laws of the State of Maryland as a closed-end investment company registered as such under Investment Company Act of 1940 (the "ICA").

2.        THE INVESTMENT ADVISER.

          The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has entered into this Agreement with the Company to act as its investment adviser on the terms set forth herein.

3.        OBLIGATIONS OF THE ADVISER.

          The Company hereby engages the Adviser's services as the Company's investment adviser. As such, the Adviser will:

          (a) advise the Company as to the acquisition and disposition of securities, loans, real estate interests and other assets in accordance with the Company's investment policies;

          (b) make available and, if requested by entities in which the Company has invested or is proposing to invest, render managerial assistance to, and exercise management rights in, such entities;

          (c) provide to the Company office space and facilities and services to the extent required of the Adviser's officers and employees;

          (d) maintain the Company's books of account and other records and files;

          (e) report to the Company's Board of Directors, or to any committee or officer of the Company acting pursuant to the authority of the Board, at such times and in such detail as the Board deems appropriate in order to enable the Company to determine that its investment policies are being observed and implemented and that the Adviser's obligations hereunder are being fulfilled. Any investment program undertaken by the Adviser pursuant hereto and any other activities undertaken by the Adviser on the Company's behalf shall at all times be subject to any directives of the Company's Board of Directors or any duly constituted committee or officer of the Company acting pursuant to authority of the Company's Board of Directors; and

          (f) subject to the Company's investment policies and any specific directives from the Company's Board of Directors, effect acquisitions and dispositions for the Company's account in the Adviser's discretion and to arrange for the documents representing investments acquired to be delivered to a custodian of the Company; and

          (g) on a continuing basis, monitor, manage and service the Company's loan and/or investment portfolio.

4.        EXPENSES TO BE PAID BY THE ADVISER.

          The Adviser will pay for its own account all expenses incurred by the Adviser in rendering the services to be rendered by the Adviser hereunder. Without limiting the generality of the foregoing, the Adviser will pay the salaries and other employee benefits of the persons in its organization whom the Adviser may engage to render such services, including without limitation persons who may from time to time act as the Company's officers. Notwithstanding the foregoing, the Board of Directors of the Company may, in its sole discretion, award to such officers options to acquire shares of the Company's common stock, which shall not be deemed part of their salaries or other employee benefits for the purpose of this paragraph.

5.        EXPENSES TO BE PAID BY THE COMPANY.

          The Company will reimburse the Adviser promptly, against the Adviser's voucher, for any expenses incurred by the Adviser for the Company's account. Without limitation, such expenses shall include all expenses of any offering and sale by the Company of its shares and, except as otherwise specifically provided above, all expenses of the Company's operations; the fees and disbursements of the Company's counsel, accountants, custodian, transfer agent and registrar; the costs related to promoting the Company's stock; fees and expenses incurred in producing and effecting filings with federal and state securities administrators; costs of the Company's periodic reports to and other communications with the Company's shareholders; fees and expenses of members of the Company's Board of Directors who are not directors, officers or employees of the Adviser or of any entity affiliated with the Adviser, and fees of directors who are such officers, directors or employees; premiums for the fidelity bond maintained by the Company pursuant to ICA Section 17; and all transaction costs incident to the acquisition and disposition of securities by the Company in proportion to the Company's participation therein, including, without limitation, legal and accounting fees and other professional or technical fees and expenses (e.g., credit report, title search and delivery charges, costs of specialized consultants such as accountants or industry-specific technical experts, and deal-specific travel expenses) incurred in monitoring, negotiating and working-out such investments as well as responding to any litigation arising therefrom. If the Company for its corporate purposes uses the services of attorneys or paraprofessionals on the staff of the Adviser in lieu of outside counsel, the Company will reimburse the Adviser for such services at hourly rates calculated to cover the cost of such services, as well as for incidental disbursements. The Company will reimburse the Adviser promptly, against the Adviser's voucher, for (a) any origination fee with respect to any loan or investment made by the Company that was identified or referred to the Company by any third party with which the Company or the Adviser then has a written agreement or arrangement that specifies the amount or rate of such fee or (b) any origination fee with respect to any loan or investment made by the Company that was identified or referred to the Company by any third party with which the Company or the Adviser then does not have a written agreement or arrangement. All such origination fees reimbursed to the Adviser will be reviewed as of the end of each calendar quarter by the Company's Board of Directors.

6.        RECEIPT OF FEES.

          All fees that may be paid by or for the account of an entity in which the Company has invested or is proposing to invest in connection with an investment transaction in which the Company participates or provides follow-on managerial assistance will be treated as commitment fees or management fees and will be received by the Company, pro rata to the Company's participation in such transaction. Nevertheless, the Adviser will be entitled to retain for its own account any fees paid to the Adviser by or for the account of any entity, including an entity in which the Company may have invested, for special investment banking or consulting work performed for the entity which is not related to such transaction or follow-on managerial assistance. The Adviser will report to the Company's Board of Directors not less often than quarterly all fees received by the Adviser from any source and whether, in its opinion, any such fee is one that the Adviser is entitled to retain under the provisions of the paragraph. In the event that any member of the Company's Board of Directors should disagree, the matter shall be conclusively resolved by a majority of the Company's Board of Directors, including a majority of its members who are not interested persons of the Company.

7.        COMPENSATION TO THE ADVISER.

          The Company will, during the term of this Agreement, pay to the Adviser, an investment advisory fee equal to (a) 3.5% per year of the average of the quarter-end values of the Company's consolidated total assets (less the Company's Interim Investments, as defined below, and cash) for such year (the "Base Fee"), and (b) 0.125% per quarter of the quarter-end values of the Company's consolidated Interim Investments and cash. For this purpose "Interim Investments" are defined as short-term securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof, or in repurchase agreements fully collateralized by such securities.

          Upon the completion of an annual audit at the end of each calendar year, the Base Fee may be increased or decreased depending on the amount, if any, by which the investment performance of the Company is greater or less than 13%. At the end of each of the Company's fiscal years, the net asset value per share will be calculated by the Company's auditors. The investment return of the Company in a particular year will be the sum of: (a) the change in its net asset value per share during such year; (b) the value of its cash distributions per share during such year; and (c) the value of capital gains taxes per share paid or payable, if any, on undistributed realized long-term capital gains during such year. The investment performance of the Company for such year will be its investment return expressed as a percentage of its net asset value per share at the beginning of such year. (For this purpose, the value of cash distributions per share and capital gains taxes per share paid or payable on undistributed realized long-term capital gains will be treated as reinvested in shares of the Company at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and the date on which provision is made for such taxes, respectively, after giving effect to such distributions and taxes.) To the extent the investment performance of the Company exceeds 13% for that year, one-fifth of one percentage point will be added to the Base Fee for every one percentage point of the difference between the investment performance of the Company and 13%. The maximum amount added to the Base Fee will be one percentage point, with the adjusted Base Fee not to exceed 4.5%. To the extent the investment performance of the Company is less than 13% for that year, one-fifth of one percentage point will be subtracted from the Base Fee for every one percentage point of the difference between the investment performance of the Company and 13%. The maximum amount subtracted from the Base Fee will be one percentage point, with the adjusted Base Fee not to be lower than 2.5% (the "Minimum Base Fee"). For purposes of calculating the adjustment to the Base Fee, performance percentages will be rounded off to the nearest whole percentage.

          The Company will, during the term of this Agreement, pay to the Adviser, quarterly, the Minimum Base Fee equal to 0.625% per quarter (2.5% on an annualized basis) of the quarter-end value of the Company's consolidated total assets (less the Company's Interim Investments and cash). The Company will also pay 0.125% per quarter (0.5% on an annualized basis) of the quarter-end value of the Company's consolidated Interim Investments and cash.

          For the purpose of calculating the investment advisory fee, the values of the Company's assets will be determined as of the end of each calendar quarter by the Board of Directors. The Company will pay the Minimum Base Fee and the fee on Interim Investments and cash with respect to a calendar quarter as soon as practicable after the values of the Company's assets have been determined for such quarter. The Company will pay the difference between the Minimum Base Fee and the Base Fee as soon as practicable after the values of the Company's assets have been determined for the year-end. If the termination of the Adviser's services hereunder does not coincide with the last day of a calendar quarter or the year-end, then the Minimum Base Fee determined in accordance with this paragraph shall be multiplied by the ratio of the number of days in such quarter during which the Adviser rendered services to the total number of days in such quarter, with corresponding treatment for calculating any adjustments to the Base Fee.

8.        INDEMNIFICATION OF THE ADVISER.

          The Company confirms that in performing services hereunder the Adviser will be an agent of the Company for the purpose of the indemnification provisions of the Company's Bylaws, subject, however, to the same limitations as though the Adviser were a director or officer of the Company. The Adviser shall not be liable to the Company, its shareholders or its creditors except for violations of law or for conduct which would preclude the Adviser from being indemnified under such provisions.

9.        APPROVAL OF THE AGREEMENT.

          The Company represents that the Company's Board of Directors, including a majority of its members who are not interested persons of the Company, approved this Agreement at a meeting held on March 28, 1996 at which a quorum was personally present, and a majority, as defined in the ICA, of the Company's shareholders approved it at a meeting held on the date hereof. This Agreement shall continue in effect for two years from its effective date and thereafter from year to year as long as such continuance is specifically approved at least annually by the Company's Board of Directors, including a majority of its members who are not interested persons of the Company, or by vote of the holders of a majority, as defined in the ICA, of the Company's outstanding voting securities.

10.       TERMINATION OF THE AGREEMENT.

          The foregoing notwithstanding, this Agreement may be terminated by the Company at any time, without payment of any penalty, on sixty (60) days' written notice to the Adviser if the decision to terminate has been made by the Company's Board of Directors or by vote of the holders of a majority, as defined in the ICA, of the Company's outstanding voting securities. This Agreement will terminate automatically in the event of its assignment, as defined in the ICA. The Adviser may also terminate this Agreement on sixty
(60) days' written notice to the Company provided; however, that the Adviser may not terminate this Agreement unless another investment adviser has been approved by the vote of a majority, as defined in the ICA, of the Company's outstanding securities and by the Company's Board of Directors, including a majority of its members who are not parties to such agreement or interested persons of any such party.

11.       JURISDICTION.

          This Agreement shall be governed by the laws of the State of Maryland.

       IN WITNESS WHEREOF, the parties have executed this Agreement on and as of _________ 1996.


                                   ALLIED CAPITAL MORTGAGE CORPORATION


Attest:                            By:
       -----------------------        -----------------------------
       T. R. Salley, Secretary        David Gladstone, President


                                   ALLIED CAPITAL ADVISERS, INC.


Attest:                            By:
       -----------------------        -----------------------------
       T R. Salley, Secretary         Joan M. Sweeney, President

                                                                     APPENDIX B


                      ALLIED CAPITAL MORTGAGE CORPORATION
                          INCENTIVE STOCK OPTION PLAN


1.  PURPOSE OF THE PLAN

     The purpose of this Incentive Stock Option Plan (this "Plan") is to advance the interests of Allied Capital Mortgage Corporation (the "Company") by providing to directors of the Company and to officers of the Company who have substantial responsibility for the direction and management of the Company additional incentives to exert their best efforts on behalf of the Company, to increase their proprietary interest in the success of the Company, to reward outstanding performance and to provide a means to attract and retain persons of outstanding ability to the service of the Company. It is recognized that the Company cannot attract or retain these officers and directors without this compensation. Options granted under this Plan may qualify as "incentive stock options," as defined in Section 422 of the Internal Revenue Code of 1986, as amended (the "Code").

2.  ADMINISTRATION

     This Plan shall be administered by a committee (the "Committee") comprised of at least two (2) members of the Company's Board of Directors who each shall
(a) be a "disinterested person," as defined in Rule 16b-3 promulgated under the Securities Exchange Act of 1934, as amended, (b) have no financial interest in grants of stock options to officers of the Company under this Plan and (c) not be an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "Act"), of the Company. The Committee shall interpret this Plan and, to the extent and in the manner contemplated herein, shall exercise the discretion reserved to it hereunder. The Committee may prescribe, amend and rescind rules and regulations relating to this Plan and to make all other determinations necessary for its administration. The decision of the Committee on any interpretation of this Plan or administration hereof, if in compliance with the provisions of the Act and regulations promulgated thereunder, shall be final and binding with respect to the Company, any optionee or any person claiming to have rights as, or on behalf of, any optionee.

3.  SHARES SUBJECT TO THE PLAN

     The shares subject to option and the other provisions of this Plan shall be shares of the Company's common stock, par value $.0001 per share ("shares"). Subject to the provisions hereof concerning adjustment, the total number of shares which may be purchased upon the exercise or surrender of stock options granted under this Plan shall not exceed four hundred thousand (400,000) shares, which includes all shares with respect to which options have been granted or surrendered for payment in cash or other consideration pursuant to this Plan or predecessor forms of this Plan. In the event any option shall cease to be exercisable in whole or in part for any reason, the shares which were covered by such option, but as to which the option had not been exercised, shall again be available under this Plan. Shares may be made available from authorized, unissued or reacquired stock or partly from each.

4.  PARTICIPANTS

     (a) Officers. The Committee shall determine and designate from time to time those key officers of the Company who shall be eligible to participate in this Plan. The Committee shall also determine the number of shares to be offered from time to time to each optionee. In making these determinations, the Committee shall take into account the past service of each such officer to the Company, the present and potential contributions of such officer to the success of the Company and such other factors as the Committee shall deem relevant in connection with accomplishing the purposes of this Plan; provided that the Committee shall determine that each grant of options to an optionee, the number of shares offered thereby and the terms of such option are in the best interests of the Company and its shareholders. The date on which the Committee approves the grant of an option to an officer of the Company shall be the date of issuance of such option; provided, however, that if (1) any such action by the Committee does not constitute approval thereof by both (A) a majority of the Company's directors, who each has no financial interest in such action and in this Plan and (B) a majority of the Company directors who each is not an "interested person" [as defined in Section 2(a)(19) of the Act] of the Company and (2) such approval is then required by Section 61(a)(3)(B)(i)(I) of the Act, then the grant of any option by such action shall not be effective, and there shall be no issuance of such option, until there has been approval of such action by (A) a majority of the Company's directors who each has no financial interest in such action and in this Plan and (B) a majority of the Company's directors who each is not an "interested person" of the Company, on the basis that such action is in the best interests of the Company and its shareholders, and the last date on which such required approval is obtained shall be the date of issuance of such option. The agreement documenting the award of any option granted pursuant to this paragraph 4(a) shall contain such terms and conditions as the Committee shall deem advisable, including but not limited to being exercisable only in such installments as the Committee may determine.

     (b) Non-Officer Directors. A one-time grant of options in accordance with the provisions of this paragraph (b) shall be made to each director of the Company who is not an officer of the Company or of the Company's investment adviser (a "non-officer director") who is serving at the later of (i) the date on which the proposal to make grants of options to non-officer directors is approved by the shareholders of the Company or (ii) the date on which the issuance of options pursuant to this Plan to non-officer directors is approved by order of the Securities and Exchange Commission pursuant to Section 61(a)(3)(B)(i)(II) of the Act. After the later of such dates, a one-time grant of options in accordance with the provisions of this paragraph (b) shall be made to each non-officer director [other than any non-officer director who received a grant pursuant to the first sentence of this paragraph (b)] upon his or her initial election as a director of the Company. Each grant pursuant to this paragraph (b) shall award the non-officer director an option to purchase ten thousand (10,000) shares at a price equal to the current fair market value of the shares at the date of issuance of such option; provided, that if any non-officer director then holds ten percent (10%) or more of the outstanding shares, the exercise price of such option shall not be less than one hundred ten percent (110%) of such current fair market value. The agreement documenting the award of any option granted pursuant to this paragraph 4(b) shall contain such terms and conditions as the Committee shall deem advisable; provided, however, that any such option shall vest in three annual installments (so that the recipient can first exercise the option with respect to not more than three thousand three hundred thirty-three (3,333) shares on or after the date of issuance of such option, can exercise the option with respect to not more than an additional three thousand three hundred thirty-three (3,333) shares on or after the first anniversary of the date of issuance of such option and can exercise such option with respect to the all of the shares covered thereby on or after the second anniversary of the date of issuance of such option).

     (c) General. Agreements evidencing options granted to different optionees or at different times need not contain similar provisions.

5.  OPTION PRICE

     Shares shall be optioned from time to time at a exercise price not less than the current fair market value [as defined in paragraph 15(d) of this Plan] of the shares at the date of issuance of such option; provided, that the exercise price of any option granted to a holder of 10% or more of the Company's shares shall not be less than one hundred ten percent (110%) of such current fair market value.

6.  OPTION PERIOD

     Each option agreement shall state the period or periods of time within which the subject option may be exercised, in whole or in part, by the optionee which shall be such period or periods of time as may be determined by the Committee; provided, that the option period shall not exceed ten years from the date of issuance of the option and shall not exceed five years if the option is granted to a holder of ten percent (10%) or more of the Company's shares.

7.  PAYMENT FOR SHARES

     Full payment for shares purchased shall be made at the time of exercising the option in whole or in part. Payment of the purchase price shall be made in cash (including check, bank draft or money order) or, if authorized pursuant to paragraph 9 hereof, by a loan from the Company in accordance with paragraph 9.

8.  TRANSFERABILITY OF OPTIONS

     Options shall not be transferable other than by will or the laws of descent and distribution, and during an optionee's lifetime shall be exercisable only by the optionee.

9.  LOANS BY THE COMPANY

     Upon the exercise of any option by an officer-optionee, the Company, at the request of the officer-optionee, and subject to the approval of both (a) a majority of the Company's directors who each has no financial interest in such loan and (b) a majority of the Company's directors who each is not an "interested person" [as defined in Section 2(a)(19) of the Act] of the Company on the basis that such loan is in the best interests of the Company and its stockholders (whether such approval is by the Committee or otherwise), may lend to such officer-optionee, as of the date of exercise, an amount equal to the exercise price of such option; provided, that such loan (a) shall have a term of not more than ten years, (b) shall become due within sixty days after the recipient of the loan ceases to be an officer of the Company, (c) shall bear interest at a rate no less than the prevailing rate applicable to 90-day United States Treasury bills at the time the loan is made, and

(d) shall be fully collateralized at all times, which collateral may include securities issued by the Company. Loan terms and conditions may be changed by the Committee to comply with applicable IRS and SEC regulations.

10.  TERMINATION OF OPTION

     All rights to exercise options shall terminate sixty days after any optionee ceases to be a director or an officer of the Company for any cause other than death or total and permanent disability.

11.  RIGHTS IN THE EVENT OF TERMINATION OF SERVICE

     If an optionee's service as a director or officer is terminated for any reason other than death or total and permanent disability prior to expiration of his or her option and before such option is fully exercised, the optionee shall have the right to exercise the option during the balance of the 60-day period referred to in paragraph 10.

12.  RIGHTS IN THE EVENT OF TOTAL AND PERMANENT DISABILITY OR DEATH

     If an optionee becomes totally and permanently disabled or dies prior to expiration of the option without having fully exercised it, he or the executors or administrators or legatees or distributees of the estate, as the case may be, shall, have the right, from time to time within one year after the optionee's total and permanent disability or death and prior to the expiration of the term of the option, to exercise the option in whole or in part, as provided in the respective option agreement.

13.  EFFECT OF CHANGE IN STOCK SUBJECT TO THE PLAN

     Subject to any required action by the shareholders of the Company and the provisions of applicable corporate law, the number of shares of represented by the unexercised portion of an option, the number of shares which has been authorized or reserved for issuance hereunder, and the number of shares covered by any applicable vesting schedule hereunder, as well as the exercise price of a share represented by the unexercised portion of an option, shall be proportionately adjusted for (a) a division, combination or reclassification of any of the shares of common stock of the Company or (b) a dividend payable in shares of common stock of the Company.

14.  GENERAL RESTRICTION

     Each option shall be subject to the requirement that, if at any time the Board of Directors shall determine, at its discretion, that the listing, registration or qualification of the shares subject to such option upon any securities exchange or under any state or federal law, or the consent or approval of any government regulatory body, is necessary or desirable as a condition of, or in connection with, the granting of such option or the issue or purchase of the shares thereunder, such option may not be exercised in whole or in part unless such listing, registration, qualification, consent or approval shall have been effected or obtained free of any conditions not acceptable to the Company. Subject to the limitations of paragraph 6, no option shall expire during any period when exercise of such option has been prohibited by the Board of Directors, but shall be extended for such further period so as to afford the optionee a reasonable opportunity to exercise his option.

15.  MISCELLANEOUS PROVISIONS

     (a) No optionee shall have rights as a shareholder with respect to shares covered by his option until the date of exercise of his option.

     (b) The granting of any option shall not impose upon the Company any obligation to appoint or to continue to appoint as a director or officer any optionee, and the right of the Company to terminate the employment of any officer or other employee, or service of any director, shall not be diminished or affected by reason of the fact that an option has been granted to such optionee.

     (c) Options shall be evidenced by stock option agreements in such form and subject to the terms and conditions of this Plan as the Committee shall approve from time to time, consistent with the provisions of this Plan. Such stock option agreements may contain such other provisions as the Committee in its discretion may deem advisable.

     (d) For purposes of this Plan, the fair market value of the shares shall be either: (i) the closing sales price of the stock as quoted on the National Association of Securities Dealers Automated Quotation System for the date of issuance of such option, as provided herein, (ii) if the Company's shares are traded on an exchange, the price shall be the closing price of the Company's stock as reported in The Wall Street Journal for such date of issuance of an option, or (iii) if neither such condition exists, as determined in good faith by the Company's Board of Directors, including a majority of the non-interested directors.

     (e) The aggregate fair market value (determined as of the date of issuance of an option) of the shares with respect to which an option, or portion thereof, intended to be an incentive stock option is exercisable for the first time by any optionee during any calendar year (under all incentive stock option plans of the Company and subsidiary corporations) shall not exceed One Hundred Thousand Dollars ($100,000).

     (f) All options issued pursuant to this Plan shall be granted within ten years from the earlier of the date of adoption of this Plan (or any amendment thereto requiring shareholder approval pursuant to the Code) or the date this Plan (or any amendment thereto requiring shareholder approval pursuant to the Code) is approved by the shareholders of the Company.

     (g) No option may be issued if exercise of all warrants, options and rights of the Company outstanding immediately after issuance of such option would result in the issuance of voting securities in excess of twenty percent (20%) of the Company's outstanding voting securities.

     (h) A leave of absence granted to an employee does not constitute an interruption in continuous employment for purposes of this Plan as long as the leave of absence does not extend beyond one year.

     (i) Any notices given in writing shall be deemed given if delivered in person or by certified mail; if given to the Company at Allied Capital Mortgage Corporation, 1666 K Street, N.W., 9th Floor, Washington, D.C. 20006; and, if to an optionee, in care of the optionee at his or her last known address.

     (j) This Plan and all actions taken by those acting under this Plan shall be governed by the substantive laws of Maryland without regard to any rules regarding conflict-of-law or choice-of-law.

     (k) All costs and expenses incurred in the operation and administration of this Plan shall be borne by the Company.

16.  CHANGE OF CONTROL

     In the event of a Change of Control (as hereinafter defined), all then-outstanding options will become fully vested and exercisable as of the Change of Control. However, if in the opinion of counsel to the Company the immediate exercisability of such options, when taken into consideration with all other "parachute payments" as defined in Section 280G of the Code, would result in an "excess parachute payment" as defined in such section, such option shall not become immediately exercisable, except and to the extent the Compensation Committee in its discretion shall otherwise determine. For purposes of the Plan, "Change of Control" means the sale of substantially all of the Company's assets or the acquisition, whether directly, indirectly, beneficially (within the meaning of Rule 13d-3 of the Act), or of record, of securities of the Company representing twenty-five (25%) or more in the aggregate voting power of the Company's then-outstanding Common Stock by any "person" (within the meaning of Sections 13(d) and 14(d) of the Act), including any corporation or group of associated persons acting in concert, other than
(i) the Company or its subsidiaries and/or (ii) any employee pension benefit plan (within the meaning of Section 3(2) of the Employee Retirement Income Security Act of 1974) of the Company or its subsidiaries, including a trust established pursuant to any such plan; provided, that a Change of Control will not result from: (A) a transfer of the Company's voting securities by a person who is the beneficial owner, directly or indirectly, of twenty-five percent (25%) or more of the voting securities of the Company (a "25 Percent Owner") to
(i) a member of such 25 Percent Owner's immediate family (within the meaning of Rule 16a-l(e) of the Act) either during such 25 Percent Owner's lifetime or by will or the laws of descent and distribution; (ii) any trust as to which the 25 Percent Owner or a member (or members) of his immediate family (within the meaning of Rule 16a-l(e) of the Act) is the beneficiary; (iii) any trust as to which the 25 Percent Owner is the settlor with sole power to revoke; (iv) any entity over which such 25 Percent Owner has the power, directly or indirectly, to direct or cause the direction of the management and policies of the entity, whether through the ownership of voting securities, by contract or otherwise; or (v) any charitable trust, foundation or corporation under Section 501(c)(3) of the Code that is funded by the 25 Percent Owner; or (B) the acquisition voting securities of the Company by either (i) a person who was a 25 Percent Owner on the effective date of the Plan or (ii) a person, trust or other entity described in the foregoing clauses (A)(i)-(v) of this subsection.

17.  AMENDMENT AND TERMINATION

         The Board of Directors may modify, revise or terminate this Plan at any time and from time to time; provided, however, that no modification or revision of any material provision of this Plan may be made without shareholder approval except for such modifications or revisions which are necessary in order to ensure the options issued as incentive stock options under this Plan comply with Section 422 or any successor provision of the Code, applicable provisions of the Act or any exemptive order therefrom issued to the Company in connection with this Plan, Rule 16b-3 promulgated under the Securities Exchange Act of 1934, as amended, or other applicable law. This Plan shall terminate when all shares reserved for issuance hereunder have been issued upon the exercise of options, by action of the Board of Directors pursuant to this paragraph, or on that date which is ten (10) years after the date hereof (that is March 28, 2006), whichever shall first occur.

18.  EFFECTIVE DATE OF THE PLAN

         This Plan shall become effective upon (1) adoption by the Board of Directors and (2) approval of this Plan by the shareholders of the Company.

19.  AMENDMENT HISTORY

      Date of plan adoption by the Board of Directors            March 28, 1996
      Date of plan approval by Shareholders                      ______________

                                     PROXY
                     ALLIED CAPITAL MORTGAGE CORPORATION
          THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

        The undersigned stockholder of ALLIED CAPITAL MORTGAGE CORPORATION (the "Company") appoints Thomas R. Salley and Joan M. Sweeney, or any of them, proxies, with full power of substitution, to vote at the 1996 Annual Meeting of Stockholders of the Company to be held at the offices of Allied Capital Advisers, Inc., 1666 K St, NW, Washington, DC 20006 at 10:00 a.m.,
Monday, April 15, 1996, and any adjournment or adjournments thereof, the shares of Common Stock of the Company that the undersigned is entitled to vote, on all matters that may properly come before that meeting.

                         (Continued on reverse side)


/X/ PLEASE MARK YOUR VOTES AS IN THIS EXAMPLE


                                                   WITHHOLD
                           FOR all nominees        AUTHORITY
                         listed to the right    to vote for all
                          (except as marked     nominees listed
                           to the contrary)      to the right.      NOMINEES:  David Gladstone
                                                                               George C. Williams
1. Election of six                                                             Roger Machanic
   Directors for the            / /                   / /                      Elizabeth Conahan
   ensuing year                                                                Landon Butler
                                                                               Joseph Morningstar

(INSTRUCTION: TO WITHHOLD YOUR VOTE FOR ONE OR MORE INDIVIDUAL NOMINEES, WRITE THE NAMES OF EACH NOMINEE WITH RESPECT TO WHOM YOU CHOOSE TO WITHHOLD AUTHORITY TO VOTE IN THE SPACE PROVIDED BELOW.)


- - -------------------------------------

                                                 FOR       AGAINST    ABSTAIN

2. To approve the adoption of an investment      / /        / /        / /
   advisory agreement with Allied Capital
   Advisers, Inc.

3. To approve the Company's Incentive            / /        / /        / /
   Stock Option Plan.


4. To ratify the selection of Matthews,          / /        / /        / /
   Carter and Boyce to serve as independent
   public accountants for the Company for
   the year ending December 31, 1996.


5. In their discretion, the Proxies are authorized to vote upon such other business as may properly come before the meeting.

  YOU ARE URGED TO CAST YOUR VOTE BY MARKING THE APPROPRIATE BOXES. PLEASE NOTE THAT, UNLESS A CONTRARY INSTRUCTION IS INDICATED, THIS PROXY WILL BE VOTED FOR ELECTION OF ALL NOMINEES IDENTIFIED IN ITEM 1 AND FOR RATIFICATION OF THE SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS DESCRIBED IN ITEM 2.

   (PLEASE MARK, DATE, SIGN AND RETURN THIS PROXY IN THE ENCLOSED ENVELOPE.)



SIGNATURE                               DATE
         ------------------------------     --------------------


SIGNATURE                               DATE
         ------------------------------     --------------------
               IF HELD JOINTLY

IMPORTANT:  Please sign your name or names exactly as shown hereon and date your proxy in the blank space provided above. For joint accounts, each joint owner should sign. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such. If the signer is a corporation or partnership, please sign in full corporate or partnership name by duly authorized officer or partner.